LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2019
Disclosure of liabilities in respect of government grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 12: -     LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2019	2018

Balance at January 1,	$3,886	$3,542
Grants received	493	354
Royalties paid	(44)	(66)
BIRD repayment	(546)	-
Amounts recorded in profit or loss	(427)	56

Balance at December 31,	$3,362	$3,886

The Company received research and development grants from the IIA and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of December 31, 2019, the Company received grants amounting to $7,047 (including accrued interest), of which $3,449 were repaid to date.

The Company received research and development grants from BIRD amounting to $936 and undertook to pay royalties of 5% of revenues derived from research and development projects that were financed by BIRD or upon conclusion of product development. On April 1, 2019, the Company repaid $546 out of its current liabilities in respect of government grants. On July 22, 2019, the Company has decided to withdraw from the project on which it has notified BIRD and therefore a liability in the amount of $410 was cancelled.